Floating Rate Fund	07/01/2012 to 06/30/2013

ICA File Number: 811-22557
Registrant Name: T. Rowe Price Floating Rate Fund, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Floating Rate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Floating Rate Fund

DELTA AIR LINES 12.25% 144A NOTES DUE MARCH 15, 2015 Meeting Date: OCT 03, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 247361ZE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive Total Consideration of 1,095.00 per USD 1,000 P/A which includes consent payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the settlement date.	Management	N/A	YES

ITC DELTACOM INC. 10.5% NOTES DUE APRIL 1, 2016 Meeting Date: MAY 13, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 45031TAR5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender prior to the Early Tender Date in order to receive the Total Consideration of 1,058.75 USD per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	Management	N/A	YES

MGM RESORTS INTERNATIONAL 10.375% NOTES DUE MAY 15, 2014 Meeting Date: DEC 07, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 552953BH3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date in order to receive the Total Consideration of 1,134.82 per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	Management	N/A	YES

MGM RESORTS INTERNATIONAL 9.00% NOTES DUE MARCH 15, 2020 Meeting Date: DEC 07, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 55303QAD2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date in order to receive the Total Consideration of 1,146.76 per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	Management	N/A	YES

RYERSON INC SENIOR NOTES DUE NOVEMBER 1, 2014 Meeting Date: SEP 27, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 78375PAK3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive Total Consideration of USD 1,002.50 per USD 1,000 P/A which includes early tender payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.	Management	N/A	YES

SLM CORP 5.05% NOTES DUE NOVEMBER 14, 2014 Meeting Date: FEB 27, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 78442FAE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender prior to Early Tender Date in order to receive Total Consideration of 1,055.00 per 1,000 USD P/A, which includes Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	Management	N/A	NO

SPRINT NEXTEL CORP 9.00% NOTES DUE NOVEMBER 15, 2018 Meeting Date: NOV 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 852061AK6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	Management	N/A	YES

END NPX REPORT